Taxation - Components of Tax Expense (Income) (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Components Of Tax Expense [Line Items]
Current tax on profits/loss for the period		€ (18.0)	€ (37.5)	€ (58.9)	€ 0.0
Adjustments in respect of prior periods		(2.3)	3.2	(0.6)	0.0
Total current tax expense and adjustments		(20.3)	(34.3)	(59.5)	0.0
Origination and reversal of temporary differences		10.4	(2.1)	12.9	0.0
Impact of change in tax rates		22.2	4.4	7.0	0.0
Total deferred tax expense and adjustments		32.6	2.3	19.9	0.0
Total tax (expense)/credit		€ 12.3	€ (32.0)	€ (39.6)	€ 0.0
Predecessor
Components Of Tax Expense [Line Items]
Current tax on profits/loss for the period	€ (41.2)
Adjustments in respect of prior periods	15.2
Total current tax expense and adjustments	(26.0)
Origination and reversal of temporary differences	(14.9)
Impact of change in tax rates	0.0
Total deferred tax expense and adjustments	(14.9)
Total tax (expense)/credit	€ (40.9)